Taxation - Schedule of Reconciliation Between the Income Tax Benefits / (Expenses) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Between the Income Tax Benefits / (Expenses) [Abstract]
Statutory income tax rate	17.00%	17.00%	17.00%
Effect of expenses not deductible for tax purpose	8.71%	(14.70%)	(24.21%)
Effect of income tax difference under different tax jurisdictions	2.37%	(0.77%)	0.53%
Effect of tax losses not recognized in deferred tax assets	4.30%	(1.07%)	0.49%
Effect of non-taxable income	(24.84%)	0.05%
Prior year true-ups	(1.08%)	(0.16%)	(5.06%)
Others	0.93%	0.06%	0.10%
Total	7.39%	0.41%	(11.15%)